Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
U.S federal corporate tax rate decreased		34.00%	34.00%
Additional potential warrants	$ 3	$ 3
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
U.S federal corporate tax rate decreased		35.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
U.S federal corporate tax rate decreased		21.00%